JOHN HANCOCK INVESTMENT TRUST

601 Congress Street

Boston, MA 02210

March 2, 2017

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	John Hancock Investment Trust (the “Trust”), on behalf of:

John Hancock Fundamental Large Cap Core Fund (the “Fund”)

File No. 811-00560

Ladies and Gentlemen:

Enclosed for filing on behalf of the Fund pursuant to Rule 14a-6(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), are the following documents: (i) a Shareholder Letter; (ii) a Notice of Special Meeting of Shareholders of the Fund; (iii) a Proxy Statement; and (iv) a Form of Proxy (collectively, the “Proxy Materials”).

The Proxy Materials relate to the Special Meeting of Shareholders of the Fund scheduled to be held on May 15, 2017. The proposal relates to the approval of changes to the fundamental investment restrictions of the Fund. It is anticipated that the Proxy Materials will be mailed to shareholders on or about March 15, 2017.

If you have any questions or comments in connection with this filing, please contact me at (617) 572-4575.

Sincerely,

/s/ Sarah M. Coutu

Sarah M. Coutu

Assistant Secretary of the Trust